Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
7. Debt
Convertible Notes
From 2016 to 2021, Legacy Clarus issued several convertible notes (the “Convertible Notes”) pursuant to which Legacy Clarus borrowed an aggregate of $82.3 million from existing investors and related parties. All Convertible Notes accrued interest at a rate of 8% compounded daily and had a maturity date of March 1, 2025. The Convertible Notes contained various conversion features. The Company recorded the notes at the original issuance price, net of the conversion feature discount. The conversion feature discount was accreted to the face value of the notes over the period from the issuance date until the conversion date, offset against interest expense.
At the Effective Time, all principal and accrued interest under Legacy Clarus’ convertible notes immediately prior to the Effective Time converted into 8,529,846 shares of the Company’s common stock. As such, there were no Convertible Notes outstanding on March 31, 2022 or December 31, 2021.
The Company determined that the acquisition premium and the qualified and non-qualified
financing conversion features were embedded derivative instruments requiring bifurcation as separate liabilities with a corresponding debt discount. The debt discount was amortized to interest expense using the effective interest rate method over the term of the Convertible Notes. The Company recognized interest expense of $1.6 million related to the Convertible Notes during the three months ended March 31, 2021.
In March 2021, upon an investor’s decision to not participate in the next round of Convertible Notes, pursuant to the Convertible Notes’ provisions, $3.4 million of the investor’s Convertible Notes converted into 747,451 shares of Series D Preferred Stock and such Series D Preferred Stock issued as a result of this conversion was converted into Legacy Clarus common stock. At the date of conversion, the outstanding principal and accrued interest on the Convertible Notes were $2.6 million and $0.8 million, respectively.
Senior Secured Notes
The carrying value of the Company’s senior secured notes consisted of the following as of March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Principal amount	$43,125	$43,125
Accrued (prepaid) interest	(62)	4,354
Unamortized debt discount	(4,578)	(5,210)

Total	$38,485	$42,269

On March 12, 2020, Legacy Clarus issued and sold senior secured notes to certain lenders not related to the Company. The aggregate principal amount of the senior secured notes was $50.0 million and Legacy Clarus received $43.6 million in net proceeds after deducting transaction expenses of $3.5 million and prepaid interest of $2.9 million.
In the second quarter of 2021, Legacy Clarus added two additional notes to the principal senior secured notes balance, the PIK Note (as defined and further described below) and the Indenture Note (as defined and further described below), totaling $8.1 million. In the third quarter of 2021, the Company added one additional note to the principal senior secured notes balance, the Second Indenture Note (as defined and further described below), totaling $3.6 million.
As part of the Merger (as further described in Note 3,
Business Combination
), $10.0 million of the principal on the senior secured notes and certain royalty rights were exchanged for an 1,500,000 shares of the Company’s common stock and converted at a price of $10.20 per share. Further, under a share allocation agreement entered into by Blue Water and Legacy Clarus on September 1, 2021, as part of the Merger, an additional 405,000 shares of the Company’s common stock were allocated to the senior secured noteholders (which included 270,000 shares reallocated from Legacy Clarus’s equity holders and 135,000 shares that were transferred from the Sponsor pursuant to the share allocation agreement). Further, an additional $5.0 million of the principal of the senior secured notes balance associated with the Indenture Note and $3.6 million of the principal of the senior secured notes balance associated with the Second Indenture Note, plus related accrued interest, were exchanged for an aggregate 882,318 shares of the Company’s common stock, which converted at a price of $10.00 per share.
As a result of the exchange of the principal on the senior secured notes and certain royalty rights for shares of the Company’s common stock at the Effective Time, the Company wrote off $18.6 million of principal associated with the senior secured notes, $1.5 million of the remaining unamortized debt discount associated with the senior secured notes, and the full carrying value of $11.5 million associated with royalty rights obligation. The Company recorded a gain of approximately $0.3 million as a result of the extinguishment, representing the difference between the carrying value of the debt exchanged and the value of the shares converted based on the conversion price at the closing of the Business Combination.
The senior secured notes bear interest at 12.5% and specify semiannual payments on March 1 and September 1 and have a maturity date of March 1, 2025. The first two years provide for interest-only payments with principal payment beginning in 2022. The senior secured notes are governed by an indenture, dated as of March 12, 2020, between Legacy Clarus and the investors. The interest rate will increase to 14.50% for overdue installments in the event of default. In addition to liquidation preference, the senior secured notes contain a lien on all assets of Legacy Clarus. The Company made an interest payment on the senior secured notes of $5.7 million during the three months ended March 31, 2022.
Future principal payments of the senior secured notes are as follows (in thousands):

Years ended December 31,	Amount
2022 (remaining 9 months)	$6,000
2023	15,125
2024	14,000
2025	8,000

Total	$43,125

The senior secured notes had a detachable royalty feature under which the lenders were to receive a royalty of 0.56% to 1.67% on net sales beginning in 2021, with the royalty obligation continuing until the lenders receive total royalty payments of approximately $24.2 million. The value assigned to royalty rights was recorded as a debt discount to the Notes and was amortized to interest expense over the life of the notes. For the three months ended March 31, 2021 the Company recorded $736 thousand of interest expense associated with the royalty rights. Pursuant to the Merger Agreement and conversion terms, the royalty obligation no longer exists.
During the three months ended March 31, 2022 and 2021, the Company recorded $2.0 million and $2.1 million, respectively, in interest expense on the senior secured notes, of which $0.6 million and $0.7 million, respectively, was
non-cash
interest expense associated with the amortization of the debt discount and issue costs. The Company made a cash interest payment of $5.7 million during the three months ended March 31, 2022, which was net of $190 thousand of prepaid interest. The Company did not make any cash interest payments during the three months ended March 31, 2021.
Pursuant to the indenture governing the senior secured notes, there are various covenants that limit the Company’s ability to engage in specified types of transactions including selling, transferring, leasing, or disposing certain assets, encumbering or permitting liens on certain assets, making certain restricted payments, including paying dividends on, or repurchasing or making distributions with respect to common stock, and entering into certain transaction with affiliates. Also, pursuant to the indenture governing the senior secured notes, the Company is required to maintain a balance of not less than $8.0 million in cash and cash equivalents, calculated as of the last day of each calendar month.
The Company has classified the full carrying value of $38.5 million related to the senior secured notes as a current liability within the March 31, 2022 balance sheet as, if the Company is unable to obtain funding or generate operating cash flow, the Company does not expect that it will be in compliance with the covenants under the senior secured notes within one year of the balance sheet date. Refer to Note 1 for further disclosure related to the Company’s assessment of the ability to operate as a going concern as of March 31, 2022.
PIK Note
In May 2021, Legacy Clarus entered into a
payment-in-kind,
or PIK, note (the “PIK Note”), in relation to its missed interest payment (which was due in March 2021) on its senior secured notes, pursuant to which Legacy Clarus borrowed an aggregate of $3.1 million from senior secured noteholders, to be included in the principal senior secured notes balance. The PIK Note accrues interest at a rate of 14.5%, compounded daily. Pursuant to the PIK Note, on February 1, 2023 the Company is required to make a payment of principal in the amount of $3.1 million, plus accrued and unpaid interest in respect of such principal. The principal amount due on the PIK note is included within the total principal balance of the senior secured notes of $43.1 million.

8. Debt
Convertible Notes
From 2016 to 2021, Legacy Clarus issued several convertible notes (the “Convertible Notes”) pursuant to which Legacy Clarus borrowed an aggregate of $82.3 million from existing investors and related parties. All Convertible Notes accrued interest at a rate of 8% compounded daily and had a maturity date of March 1, 2025. The Convertible Notes contained various conversion features. The Company recorded the notes at the original issuance price, net of the conversion feature discount. The conversion feature discount was accreted to the face value of the notes over the period from the issuance date until the conversion date, offset against interest expense.
At the Effective Time, all principal and accrued interest under Legacy Clarus’ convertible notes immediately prior to the Effective Time converted into 8,529,846 shares of the Company’s common stock. As such, there are no Convertible Notes outstanding on December 31, 2021.
As of December 31, 2020, the carrying value of the Convertible Notes consisted of (in thousands):

December 31, 2020
Principal amount	$61,300
Accrued and unpaid interest	17,287
Unamortized debt discount	(676)

Total	$77,911

In March 2021, upon an investor’s decision to not participate in the next round of Convertible Notes, pursuant to the Convertible Notes’ provisions, $3.4 million of the investor’s Convertible Notes converted into 747,451 shares of Series D Preferred Stock and such Series D Preferred Stock issued as a result of this conversion was converted into Legacy Clarus common stock. At the date of conversion, the outstanding principal and accrued interest on the Convertible Notes were $2.6 million and $0.8 million, respectively.
The Company recognized interest expense of $5.0 million and $6.1 million related to the Convertible Notes during the years ended December 31, 2021 and 2020, respectively.
Senior Secured Notes
The carrying value of the Company’s senior secured notes consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Principal amount	$43,125	$50,000
Accrued and unpaid interest	4,354	1,278
Unamortized debt discount	(5,210)	(9,376)

Total	$42,269	$41,902

On March 12, 2020, Legacy Clarus issued and sold senior secured notes to certain lenders not related to the Company. The aggregate principal amount of the senior secured notes was $50.0 million and Legacy Clarus received $43.6 million in net proceeds after deducting transaction expenses of $3.5 million and prepaid interest of $2.9 million.
In the second quarter of 2021, Legacy Clarus added two additional notes to the principal senior secured notes balance, the PIK Note (as defined and further described below) and the Indenture Note (as defined and further described below), totaling $8.1 million. In the third quarter of 2021, the Company added one additional note to the principal senior secured notes balance, the Second Indenture Note (as defined and further described below), totaling $3.6 million.
As part of the Merger (as further described in Note 3), $10.0 million of the principal on the senior secured notes and certain royalty rights were exchanged for an 1,500,000 shares of the Company’s common stock and converted at a price of $10.20 per share. Further, under a share allocation agreement entered into by Blue Water and Legacy Clarus on September 1, 2021, as part of the Merger, an additional 405,000 shares of the Company’s common stock were allocated to the senior secured noteholders (which included 270,000 shares reallocated from Legacy Clarus’s equity holders and 135,000 shares that were transferred from the Sponsor pursuant to the share allocation agreement).Further, an additional $5.0 million of the principal of the senior secured notes balance associated with the Indenture Note and $3.6 million of the principal of the senior secured notes balance associated with the Second Indenture Note, plus related accrued interest, were exchanged for an aggregate 882,318 shares of the Company’s common stock, which converted at a price of $10.00 per share.
As a result of the exchange of the principal on the senior secured notes and certain royalty rights for shares of the Company’s common stock, the Company wrote off $18.6 million of principal associated with the senior secured notes, $1.5 million of the remaining unamortized debt discount associated with the senior secured notes, and the full carrying value of $11.5 million associated with royalty rights obligation. The Company recorded a gain of approximately $0.3 million during the period ending December 31, 2021 as a result of the extinguishment, representing the difference between the carrying value of the debt exchanged and the value of the shares converted based on the conversion price.
The senior secured notes bear interest at
12.5
% and specify semiannual payments on March 1 and September 1 and have a maturity date of March 1, 2025. The first two years provide for interest-only payments with principal payment beginning in 2022. The senior secured notes are governed by an indenture, dated as of March 12, 2020, between Legacy Clarus and the investors. The interest rate will increase to
14.50
% for overdue installments in the event of default. In addition to liquidation preference, the senior secured notes contain a lien on all assets of Legacy Clarus.
Future principal payments of the senior secured notes are as follows (in thousands):

Years ended December 31,	Amount
2022	$6,000
2023	15,125
2024	14,000
2025	8,000

Total	$43,125

The senior secured notes had a detachable royalty feature under which the lenders were to receive a royalty of 0.56% to 1.67% on net sales beginning in 2021, with the royalty obligation continuing until the lenders receive total royalty payments of approximately $24.2 million. The value assigned to royalty rights was recorded as a debt discount to the Notes and was amortized to interest expense over the life of the notes. For the years ended December 31, 2021 and 2020 the Company recorded $2.2 million and $2.1 million, respectively, of interest expense associated with the royalty rights. The royalty obligation had a fair value of $7.9 million at issuance in March of 2020. Pursuant to the Merger Agreement and conversion terms, no royalty obligation exists as of December 31, 2021.
During the years ended December 31, 2021 and 2020, the Company recorded $8.9 million and $6.8 million, respectively, in interest expense on the senior secured notes, of which $2.7 million and $2.2 million, respectively, was non-cash
interest expense associated with the amortization of the debt discount and issue costs. The Company did no
t make any cash interest payments during years ended December 31, 2021 and 2020.

Pursuant to the indenture governing the senior secured notes, there are various covenants that limit the Company’s ability to engage in specified types of transactions including selling, transferring, leasing, or disposing certain assets, encumbering or permitting liens on certain assets, making certain restricted payments, including paying dividends on, or repurchasing or making distributions with respect to common stock, and entering into certain transaction with affiliates. Also, pursuant to the indenture governing the senior secured notes, Legacy Clarus agreed to maintain cash and cash equivalents in an amount of not less than
$10.0 million, calculated as of the last day of each calendar month, commencing on March 31, 2020. As of December 31, 2020, Legacy Clarus’ cash and cash equivalents were less than $10.0 million, resulting in a default under the indenture and the negotiation of a forbearance agreement, as noted below. In connection with the Merger, the indenture was amended to require the Company to maintain a balance of not less than $8.0 million in cash and cash equivalents, calculated as of the last day of each calendar month.
The Company has classified the full carrying value of $42.3 million related to the senior secured notes as a current liability within the December 31, 2021 balance sheet as, if the Company is unable to obtain funding or generate operating cash flow, the Company does not expect that it will be in compliance with the covenants under the senior secured notes within one year of the balance sheet date. Refer to Note 1 for further disclosure related to the Company’s assessment of the ability to operate as a going concern as of December 31, 2021.
PIK Note
In May 2021, Legacy Clarus entered into a
payment-in-kind,
or PIK, note (the “PIK Note”), in relation to its missed interest payment (which was due in March 2021) on its senior secured notes, pursuant to which Legacy Clarus borrowed an aggregate of $3.1 million from senior secured noteholders, to be included in the principal senior secured notes balance. The PIK Note accrues interest at a rate of 14.5%, compounded daily. Pursuant to the PIK Note, on February 1, 2023 the Company is required to make a payment of principal in the amount of $3.1 million, plus accrued and unpaid interest in respect of such principal. The principal amount due on the PIK note is included within the total principal balance of the senior secured notes of $43.1 million.
Indenture Note
In June 2021, Legacy Clarus entered into the Indenture Note (the “Indenture Note”), pursuant to which it borrowed an aggregate of $5.0 million from senior secured noteholders, to be included in the principal senior secured notes balance. The Indenture Note accrues interest at a rate of 14.5%, compounded daily, and was repaid with the Company’s common stock upon the closing of the Merger. As such, there is no balance outstanding associated with the Indenture Note at December 31, 2021.
Second Indenture Note
In July 2021, Legacy Clarus entered into an additional note purchase agreement (the “Second Indenture Note”) pursuant to which it borrowed an aggregate of $3.6 million from senior secured noteholders. The outstanding balance under the Second Indenture Note accrues interest at a rate of 14.5%, compounded daily, and was repaid with the Company’s common stock upon the closing of the
Merger. As such, there is no balance outstanding associated with the Second Indenture Note at December 31, 2021.
PPP Loan
In March of 2020, the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) was enacted to, among other provisions, provide emergency assistance for individuals, families and businesses affected by the
COVID-19
pandemic. The CARES Act includes a Paycheck Protection Program (“PPP”) administered through the Small Business Association (“SBA”). Under the PPP, beginning April 3, 2020, small businesses and other entities and individuals could apply for loans from existing SBA lenders and other approved regulated lenders that enroll in the program, subject to numerous limitations and eligibility criteria.
In April of 2020, Legacy Clarus received an unsecured loan of $0.5 million from the SBA. After considering further guidance issued by the SBA, Legacy Clarus elected to repay the loan in full in May of 2020 with no interest due under safe harbor provisions of the CARES Act.